NET INCOME/(LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2013 Ordinary shares	Dec. 31, 2011 Ordinary shares
Basic-
Net income/(loss) attributable to AutoNavi Holdings Limited shareholders	$ (25,370)	$ 36,508	$ 36,535
Net income/(loss) attributable to AutoNavi Holdings Limited ordinary shareholders	(25,370)	36,508	36,535
Diluted-
Net income/(loss) attributable to AutoNavi Holdings Limited ordinary shareholders	$ (25,370)	$ 36,508	$ 36,535
Basic-
Weighted average number of shares outstanding used in computing net income per Series A preferred share	31,764,855
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share	205,328,926	190,853,540	190,132,407
Diluted-
Weighted average number of ordinary shares outstanding used in computing net income/(loss) per ordinary share	205,328,926	201,168,386	201,230,735
Net income/(loss) per ordinary share attributable to AutoNavi Holdings Limited ordinary shareholders
Basic (in dollars per share)	$ (0.12)	$ 0.19	$ 0.19
Diluted (in dollars per share)	$ (0.12)	$ 0.18	$ 0.18
Additional disclosure
Shares issued excluded from outstanding shares				6,874,608	1,263,635	6,874,608	4,363,864
Anti-dilutive securities
Anti-dilutive securities excluded from the computation of diluted net income per share (in shares)		641,968	670,000
Number of shares repurchased				2,384,464	10,146,588	12,531,052
Effect of securities
Share options (treasury stock method) (in shares)		8,073,362	10,874,647
Nonvested shares (treasury stock method)		2,241,484	223,681
Total (in shares)		10,314,846	11,098,328